Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
April 30, 2026
SRE-NPRT3-0626
1.924316.114
Asset-Backed Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (g)	405,278	366,113
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (g)	959,345	948,003
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (g)	990,000	996,169
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (g)	553,000	531,290
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(g)	2,000,000	1,662,540
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (g)	750,000	764,670
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (g)	460,000	461,679
TOTAL UNITED STATES		5,730,464
TOTAL ASSET-BACKED SECURITIES (Cost $5,982,841)		5,730,464

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 10/6/2032 (b)(c)(d)	498,750	498,750
Financials - 1.2%
Financial Services - 1.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6547% 1/9/2027 (b)(c)(d)(e)	3,514,502	3,426,640
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 1/31/2030 (b)(c)(d)	16,950	16,992
TOTAL UNITED STATES		3,942,382
TOTAL BANK LOAN OBLIGATIONS (Cost $4,025,519)		3,942,382

Commercial Mortgage Securities - 20.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.6%
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2047% 4/15/2042 (b)(c)(g)	1,000,000	1,001,250
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (e)(g)	625,000	414,395
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (g)	1,848,000	887,288
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (c)	825,000	832,073
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.0747% 12/15/2062 (c)(e)(g)	573,000	2,865
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.0747% 12/15/2062 (c)(e)(g)	859,000	2,148
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3456% 11/15/2041 (b)(c)(g)	381,000	381,238
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 5.7711% 11/5/2039 (c)(g)	303,000	310,583
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (c)(g)	254,000	252,925
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8432% 11/15/2042 (b)(c)(g)	1,000,000	992,979
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 6.6195% 8/15/2038 (b)(c)(e)(g)	91,177	37,200
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 7.6195% 8/15/2038 (b)(c)(g)	213,030	74,092
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(g)	5,666,000	5,189,729
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5926% 6/15/2041 (b)(c)(g)	719,625	712,337
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(g)	2,018,000	1,803,415
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (c)(g)	353,000	354,402
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 7.3467% 11/13/2046 (c)(g)	800,000	835,945
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3449% 4/15/2040 (b)(c)(g)	906,642	906,642
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3013% 4/15/2034 (b)(c)(g)	819,000	806,545
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7547% 3/15/2043 (b)(c)(g)	1,045,000	1,039,775
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 3/15/2043 (b)(c)(g)	430,000	427,327
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0047% 1/15/2039 (b)(c)(g)	700,000	696,596
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5949% 11/15/2041 (b)(c)(g)	202,949	203,201
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5935% 11/15/2041 (b)(c)(g)	683,044	680,555
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.255% 10/15/2042 (b)(c)(e)(g)	1,000,000	998,100
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5547% 2/15/2036 (b)(c)(g)	1,655,000	1,638,933
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.85% 4/15/2043 (b)(c)(g)	1,000,000	1,002,813
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (e)(g)	213,000	158,653
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (g)	31,000	27,700
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.001% 9/15/2033 (b)(c)(g)	735,000	45,117
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0073% 9/15/2033 (b)(c)(g)	735,000	20,347
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(g)	2,000,000	1,938,238
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5432% 8/15/2041 (b)(c)(g)	500,000	495,664
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0861% 6/15/2034 (b)(g)	800,000	343,149
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6424% 10/15/2051 (c)	1,000,000	905,722
ELP Series 2025-ELP Class E, 6.02% 11/13/2042 (c)(g)	1,115,000	1,099,630
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(g)	1,000,000	1,011,019
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7547% 10/15/2042 (b)(c)(g)	963,133	967,949
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5547% 2/15/2043 (b)(c)(g)	733,418	736,168
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4047% 2/15/2043 (c)(g)	921,474	926,077
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.5575% 8/10/2044 (c)(g)	76,563	74,583
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.5575% 8/10/2044 (c)(g)	759,236	596,142
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.5575% 8/10/2044 (c)(g)	848,000	284,127
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (e)(g)	677,000	2,031
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.2475% 11/10/2045 (c)(g)	268,331	257,574
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.552% 7/15/2035 (b)(c)(g)	669,000	485
GS Mortgage Securities Trust Series 2024-RVR Class A, 4.8518% 8/10/2041 (c)(g)	500,000	501,736
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(g)	2,515,000	2,481,117
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6912% 6/15/2045 (c)(g)	568,678	553,045
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (g)	805,000	548,952
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 3.6068% 4/15/2046 (c)(e)	284,465	2,139
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(g)	924,000	2,301
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(g)	961,000	154,225
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (e)(g)	1,406,000	316,392
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(g)	356,000	350,088
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (g)	1,533,786	1,492,609
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2554% 6/15/2051 (c)(g)	302,000	246,730
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5195% 7/15/2038 (b)(c)(g)	250,000	249,844
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1547% 9/15/2040 (b)(c)(g)	2,000,000	2,002,483
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(g)	1,000,000	135,010
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7042% 5/15/2046 (c)	625,000	577,585
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2129% 6/15/2044 (c)(g)	589,688	583,903
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2129% 6/15/2044 (c)(g)	970,000	729,818
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.496% 6/15/2044 (c)(g)(h)	20,912,728	79,968
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.941% 7/15/2049 (c)(g)	107,806	107,106
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.941% 7/15/2049 (c)(e)(g)	636,000	626,354
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.941% 7/15/2049 (c)(g)	979,600	960,972
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.028% 5/15/2048 (c)(g)	980,000	808,598
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (e)(g)	2,346,000	1,730,232
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (g)	958,490	999,963
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(g)	739,000	712,120
MSJP Series 2015-HAUL Class E, 4.8542% 9/5/2047 (c)(g)	1,000,000	846,508
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(g)	1,022,000	1,019,494
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (c)(g)	115,000	114,196
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(g)	235,000	232,222
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1195% 7/15/2038 (b)(c)(g)	500,000	93,226
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (g)	250,000	214,475
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(g)	500,000	499,125
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	418,586	424,583
Ride Series 2025-SHRE Class E, 7.2881% 2/14/2047 (c)(g)	320,000	326,401
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (g)	720,000	753,501
SCG Trust Series 2025-SNIP Class E, 7.0547% 9/15/2042 (c)(g)	500,000	501,250
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.595% 11/15/2034 (b)(c)(g)	212,100	212,099
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8432% 11/15/2034 (b)(c)(g)	247,800	246,950
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2547% 10/15/2041 (b)(c)(g)	512,000	513,600
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.685% 11/15/2036 (b)(c)(g)	1,000,000	996,793
SREIT Trust Series 2021-PALM Class E, CME Term SOFR 1 month Index + 2.0245%, 5.6795% 10/15/2034 (b)(c)(g)	400,000	399,875
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.969% 11/15/2036 (b)(c)(g)	1,280,000	1,278,400
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8936% 2/15/2042 (b)(c)(g)	500,000	495,242
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(g)	926,620	880,271
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(e)(g)	399,000	115,708
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.4642% 3/15/2044 (c)(g)	843,916	303,801
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2963% 3/15/2045 (c)(g)	53,000	37,896
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0879% 5/15/2045 (c)(g)	33,218	31,350
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(g)	1,168,000	584,024
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(e)(g)	459,000	100,989
TOTAL UNITED STATES		60,550,995
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,229,619)		60,550,995

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (e)(f) (Cost $709,414)	24,066	0

Convertible Preferred Stocks - 5.3%
	Shares	Value ($)
UNITED STATES - 5.3%
Financials - 4.2%
Mortgage Real Estate Investment Trusts (REITs) - 4.2%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.5936%, 0% (b)(c)	65,750	1,643,750
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (b)(c)	61,500	1,530,735
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (b)(c)	46,750	1,191,190
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (b)(c)	27,900	714,519
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (b)(c)	35,058	858,220
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (b)(c)	45,866	1,049,873
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	89,500	2,309,995
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (b)(c)	20,446	512,377
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (b)(c)	60,467	1,547,955
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (b)(c)	43,666	1,125,273
TOTAL FINANCIALS		12,483,887
Real Estate - 1.1%
Industrial REITs - 1.1%
LXP Industrial Trust 6.5%	68,019	3,119,351
TOTAL UNITED STATES		15,603,238
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,890,024)		15,603,238

Non-Convertible Corporate Bonds - 51.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (g)	750,000	800,054
UNITED STATES - 51.1%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.2%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (g)	450,000	445,525
Cipher Compute LLC 7.125% 11/15/2030 (g)	185,000	191,753
Flash Compute LLC 7.25% 12/31/2030 (g)	480,000	489,634
Hut 8 DC LLC 6.192% 11/15/2042 (g)	462,000	465,824
Meridian Arc Holdco LLC 6.25% 4/30/2031 (g)	690,000	689,843
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (g)	445,000	444,911
Uniti Services LLC 7.5% 10/15/2033 (g)	250,000	263,214
WULF Compute LLC 7.75% 10/15/2030 (g)	565,000	593,812
		3,584,516
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	839,008
TOTAL COMMUNICATION SERVICES		4,423,524
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	252,743
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (g)	200,000	183,096
Hilton Domestic Operating Co Inc 4% 5/1/2031 (g)	500,000	473,510
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (g)	470,000	466,527
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (g)	990,000	996,648
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (g)	1,200,000	1,215,094
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (g)	740,000	684,808
Las Vegas Sands Corp 6% 6/14/2030	500,000	515,534
Times Square Hotel Trust 8.528% 8/1/2026 (g)	117,418	117,523
		4,905,483
Household Durables - 1.3%
Century Communities Inc 6.625% 9/15/2033 (g)	1,810,000	1,800,912
LGI Homes Inc 7% 11/15/2032 (g)	770,000	737,940
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,359,295
		3,898,147
TOTAL CONSUMER DISCRETIONARY		8,803,630
Financials - 0.3%
Financial Services - 0.3%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	884,057
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 3.2% 12/1/2031	415,000	375,183
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Williams Scotsman Inc 4.625% 8/15/2028 (g)	750,000	742,447
Williams Scotsman Inc 6.625% 4/15/2030 (g)	190,000	195,685
TOTAL INDUSTRIALS		938,132
Information Technology - 0.2%
IT Services - 0.2%
Beignet Investor LLC 6.581% 5/30/2049 (g)	460,000	475,061
Real Estate - 45.7%
Diversified REITs - 6.7%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,020,166
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (g)	925,000	904,147
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	947,836
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	500,000	491,753
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,007,979
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	497,569
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	1,340,000	1,311,802
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	492,410
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	530,744
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	452,890
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,118,768
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,472,907
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (g)	1,040,000	1,004,901
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (g)	820,000	805,663
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (g)	3,095,000	3,044,819
VICI Properties LP 5.125% 5/15/2032	500,000	495,701
VICI Properties LP 5.625% 5/15/2052	667,000	606,253
VICI Properties LP 5.75% 4/1/2034	32,000	32,487
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,214,989
WP Carey Inc 2.25% 4/1/2033	1,000,000	834,651
WP Carey Inc 2.45% 2/1/2032	1,000,000	877,592
WP Carey Inc 4.25% 10/1/2026	459,000	459,089
		19,625,116
Health Care REITs - 4.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,246,190
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	3,156,062
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (g)	340,000	353,226
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	482,814
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,617,115
Ventas Realty LP 2.5% 9/1/2031	500,000	445,629
Ventas Realty LP 4.4% 1/15/2029	2,000,000	1,989,049
Ventas Realty LP 4.75% 11/15/2030	1,000,000	1,001,500
Ventas Realty LP 5% 2/15/2036	1,145,000	1,122,712
Welltower OP LLC 5.125% 7/1/2035	1,230,000	1,233,257
		12,647,554
Hotel & Resort REITs - 0.3%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (g)	295,000	303,854
RLJ Lodging Trust LP 4% 9/15/2029 (g)	715,000	675,602
		979,456
Industrial REITs - 2.9%
Lineage OP LP 5.25% 7/15/2030	500,000	499,812
LXP Industrial Trust 2.375% 10/1/2031	500,000	435,364
LXP Industrial Trust 2.7% 9/15/2030	78,000	71,195
LXP Industrial Trust 6.75% 11/15/2028	62,000	64,808
Prologis LP 4.875% 6/15/2028	1,000,000	1,011,754
Prologis LP 5% 3/15/2034	1,500,000	1,500,841
Prologis LP 5.125% 1/15/2034	2,000,000	2,019,632
Prologis LP 5.25% 3/15/2054	1,500,000	1,395,789
Prologis LP 5.25% 5/15/2035	230,000	233,194
Prologis LP 5.25% 6/15/2053	1,500,000	1,397,850
		8,630,239
Real Estate Management & Development - 5.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	721,362
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,000,000	996,669
CBRE Services Inc 5.95% 8/15/2034	1,750,000	1,826,286
CoStar Group Inc 2.8% 7/15/2030 (g)	1,035,000	939,772
Essex Portfolio LP 4.5% 3/15/2048	180,000	146,861
Essex Portfolio LP 4.875% 2/15/2036	1,460,000	1,411,928
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,026,299
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,731,148
Extra Space Storage LP 5.35% 1/15/2035	230,000	231,217
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	2,017,810
Extra Space Storage LP 5.4% 6/15/2035	685,000	689,377
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,025,974
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,041,499
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,726,359
Taylor Morrison Communities Inc 5.125% 8/1/2030 (g)	230,000	229,070
Taylor Morrison Communities Inc 5.75% 11/15/2032 (g)	235,000	237,510
		15,999,141
Residential REITs - 4.7%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,765,310
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	931,642
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	1,987,795
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,521,019
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	3,014
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	859,436
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	950,689
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,038,877
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,251,653
UDR Inc 3% 8/15/2031	500,000	459,817
		13,769,252
Retail REITs - 8.8%
Agree LP 2.6% 6/15/2033	1,000,000	850,964
Agree LP 2.9% 10/1/2030	500,000	464,241
Agree LP 4.8% 10/1/2032	77,000	76,005
Agree LP 5.625% 6/15/2034	25,000	25,614
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	136,295
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	508,710
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	987,274
Kimco Realty OP LLC 5.3% 2/1/2036	460,000	465,944
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,712,821
Kite Realty Group LP 5.2% 8/15/2032	1,000,000	1,008,819
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,012,397
NNN REIT Inc 5.5% 6/15/2034	1,400,000	1,423,134
NNN REIT Inc 5.6% 10/15/2033	311,000	318,943
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,672,285
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	412,000	399,964
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	500,000	507,856
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,030,401
Realty Income Corp 3.1% 12/15/2029	1,000,000	952,431
Realty Income Corp 3.4% 1/15/2030	500,000	480,644
Realty Income Corp 4% 7/15/2029	1,000,000	987,666
Realty Income Corp 4.65% 3/15/2047	900,000	772,559
Realty Income Corp 5.125% 4/15/2035	1,510,000	1,512,888
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,043,807
Simon Property Group LP 3.25% 9/13/2049	230,000	155,980
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,467,364
Simon Property Group LP 5.125% 10/1/2035	690,000	689,524
Simon Property Group LP 5.85% 3/8/2053	1,000,000	998,318
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,155,241
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,106,657
		25,924,746
Specialized REITs - 12.6%
American Tower Corp 3.1% 6/15/2050	1,500,000	961,886
American Tower Corp 3.8% 8/15/2029	1,000,000	977,697
American Tower Corp 4.05% 3/15/2032	1,500,000	1,443,628
American Tower Corp 5.35% 3/15/2035	500,000	503,219
American Tower Corp 5.4% 1/31/2035	1,000,000	1,012,669
American Tower Corp 5.45% 2/15/2034	2,000,000	2,039,829
American Tower Corp 5.55% 7/15/2033	1,000,000	1,030,051
American Tower Corp 5.65% 3/15/2033	2,000,000	2,074,452
American Tower Corp 5.9% 11/15/2033	1,500,000	1,573,147
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,753,182
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,329,862
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,328,972
Crown Castle Inc 2.9% 4/1/2041	1,660,000	1,190,971
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,479,500
Crown Castle Inc 5.2% 9/1/2034	825,000	820,715
Crown Castle Inc 5.8% 3/1/2034	500,000	514,196
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,317,883
CubeSmart LP 4.375% 2/15/2029	1,000,000	993,854
Equinix Inc 2.5% 5/15/2031	2,000,000	1,792,927
Equinix Inc 2.95% 9/15/2051	2,000,000	1,238,700
Equinix Inc 3% 7/15/2050	2,735,000	1,714,100
Iron Mountain Inc 4.5% 2/15/2031 (g)	500,000	480,488
Iron Mountain Inc 6.25% 1/15/2033 (g)	1,000,000	1,015,487
Millrose Properties Inc 6.25% 9/15/2032 (g)	490,000	492,147
Millrose Properties Inc 6.375% 8/1/2030 (g)	470,000	475,998
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,018,334
Public Storage Operating Co 5.35% 8/1/2053	2,820,000	2,660,598
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,406,630
		36,641,122
TOTAL REAL ESTATE		134,216,626
TOTAL UNITED STATES		150,116,213
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $148,397,399)		150,916,267

Non-Convertible Preferred Stocks - 12.4%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% Series 1 (b)(c)	20,325	508,125
UNITED STATES - 12.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP/MA 9.5% Series B	12,200	316,041
Financials - 3.3%
Capital Markets - 0.2%
DigitalBridge Group Inc 7.125% Series J	18,731	324,702
DigitalBridge Group Inc Series H, 7.125%	9,647	167,182
DigitalBridge Group Inc Series I, 7.15%	10,318	177,779
		669,663
Mortgage Real Estate Investment Trusts (REITs) - 3.1%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.3726%, 10.3713% (b)(c)	41,899	1,081,832
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (b)(c)	70,990	1,781,849
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (b)(c)	73,400	1,904,731
Arbor Realty Trust Inc Series D 6.375%	12,400	210,552
Arbor Realty Trust Inc Series F, 6.25% (c)	14,100	328,953
MFA Financial Inc 7.5%	16,249	338,629
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (b)(c)	26,100	621,441
Pennymac Mortgage Investment Trust 8.125% (c)	14,975	356,150
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (b)(c)	20,205	480,879
Rithm Capital Corp 7% Series D (c)	17,100	430,065
Two Harbors Investment Corp 7.625% Series B (c)	38,276	948,862
Two Harbors Investment Corp 8.125% Series A (c)	21,429	529,082
		9,013,025
TOTAL FINANCIALS		9,682,688
Real Estate - 8.8%
Diversified REITs - 2.3%
Armada Hoffler Properties Inc Series A 6.75%	33,250	711,883
CTO Realty Growth Inc 6.375%	20,000	414,800
Gladstone Commercial Corp Series E 6.625%	41,125	915,031
Gladstone Commercial Corp Series G, 6%	64,500	1,293,225
Global Net Lease Inc 6.875% Series B	47,200	1,024,240
Global Net Lease Inc 7.25% Series A	45,925	1,037,905
Global Net Lease Inc 7.375% Series E	19,100	437,008
Global Net Lease Inc 7.5%	34,998	814,753
		6,648,845
Health Care REITs - 0.7%
Global Medical REIT Inc 7.5% Series A	27,461	664,831
National Healthcare Properties Inc Series A, 7.375%	33,000	687,060
National Healthcare Properties Inc Series B, 7.125%	40,300	826,150
		2,178,041
Hotel & Resort REITs - 2.2%
Braemar Hotels & Resorts Inc 8.25% Series D	2,397	39,550
Pebblebrook Hotel Trust 6.3% Series F	37,902	753,492
Pebblebrook Hotel Trust 6.375%	20,200	404,404
Pebblebrook Hotel Trust 6.375% Series E	45,192	898,643
Pebblebrook Hotel Trust Series H, 5.7%	50,200	898,580
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,115,994
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,060,790
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	416,000
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	779,542
		6,366,995
Industrial REITs - 0.8%
Prologis Inc Series Q, 8.54%	16,850	894,735
Rexford Industrial Realty Inc 5.625% Series C	11,775	246,098
Rexford Industrial Realty Inc 5.875% Series B	50,000	1,082,500
		2,223,333
Office REITs - 0.4%
Hudson Pacific Properties Inc 4.75% Series C	22,900	325,867
Vornado Realty Trust 5.25% Series M	15,895	275,778
Vornado Realty Trust Series L, 5.4%	20,315	357,544
Vornado Realty Trust Series N 5.25%	9,341	159,731
		1,118,920
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	7,000	97,930
Brookfield Property Partners LP 6.5%	5,875	94,764
Seritage Growth Properties Series A, 7%	1,050	22,312
		215,006
Residential REITs - 0.9%
American Homes 4 Rent 5.875% Series G	37,050	843,258
American Homes 4 Rent Series H, 6.25%	21,284	504,537
UMH Properties Inc 6.375% Series D	63,875	1,401,098
		2,748,893
Retail REITs - 1.1%
Agree Realty Corp 4.25%	38,700	662,931
Cedar Realty Trust Inc 7.25%	7,070	149,902
Kimco Realty Corp Series M 5.25%	4,691	94,570
Regency Centers Corp 5.875%	28,775	645,711
Regency Centers Corp 6.25% Series A	51,175	1,179,584
Saul Centers Inc 6% Series E	13,475	297,259
Saul Centers Inc 6.125% Series D	15,958	323,947
		3,353,904
Specialized REITs - 0.4%
Digital Realty Trust Inc Series L, 5.2%	4,614	92,372
National Storage Affiliates Trust Series A, 6%	12,325	284,584
Public Storage 4%	16,238	258,834
Public Storage 4%	2,327	36,627
Public Storage Operating Co 5.05% Series G	4,670	95,081
Public Storage Series J, 4.7%	2,315	42,990
Public Storage Series L, 4.625%	18,496	339,772
		1,150,260
TOTAL REAL ESTATE		26,004,197
TOTAL UNITED STATES		36,002,926
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $39,577,940)		36,511,051

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $17,756,773)	3.69	17,753,222	17,756,773

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $299,569,529)	291,011,170
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,144,365
NET ASSETS - 100.0%	294,155,535

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security.
(f)	Non-income producing.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,400,445 or 29.7% of net assets.

(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,900,900	36,802,873	53,947,835	848,068	835	-	17,756,773	17,753,222	0.0%
Total	34,900,900	36,802,873	53,947,835	848,068	835	-	17,756,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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